STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity

The following table summarizes information about the Company’s stock options:

	June 30, 2015		December 31, 2014
	Number of Options	Weighted Average exercisable Price	Number of Options	Weighted Average exercisable Price
Options outstanding, beginning of period	200,000	$0.25	1,283,000	$0.25
Granted	-	-	-	-
Exercised	-	-	(50,000)	(0.25)
Forfeited	-	-	(1,033,000)	(0.25)
Expired	-	-	-	-

Options outstanding, end of period	200,000	0.25	200,000	0.25

The following table summarizes information about the Company’s stock options:

	December 31, 2014		December 31, 2013
		Weigthed		Weigthed
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price

Options outstanding, beginning of period	1,283,000	$0.25	-	$-
Granted	-	-	1,333,000	0.25
Exercised	(50,000)	(0.25)	(50,000)	(0.25)
Forfeited	(1,033,000)	(0.25)	-	-
Expired	-	-	-	-

	200,000	0.25	1,283,000	0.25

Summary of Outstanding and Exercisable Options by Price Range

The following table summarizes the ranges of exercise prices of outstanding and exercisable options held by officers and directors as of June 30, 2015:

June 30, 2015			June 30, 2015
Options Outstanding			Options Exercisable
Number of options	Weighted average remaining life (years)	Weighted average exercise price	Number of options	Weighted average remaining life (years)	Weighted average exercise price

200,000	6.40	$0.25	200,000	6.40	$0.25

The following table summarizes the ranges of exercise prices of outstanding and exercisable options held by officers and directors as of December 31, 2014:

December 31, 2014			December 31, 2014
Options Outstanding			Options Exercisable
	Weigthed	Weigthed		Weigthed	Weigthed
	average	average		average	average
Number of	remaining	exercise	Number of	remaining	exercise
options	life (years)	price	options	life (years)	price

200,000	6.70	$0.25	200,000	6.70	$0.25

Schedule of Assumptions Used to Value Options

There were no stock options issued in 2015 or 2014 by the Company. The latest options issued in 2013 were determined using the Black-Scholes option–pricing model using the following weighted-average assumptions:

Risk-free interest rate	0.32%
Dividend yield	-
Volatility	152.50%
Expected life in years	2 years
Exercise price	$0.25

The fair value of the stock options granted during the year ended December 31, 2014 amounted to $ - (2013-$239,930) and was determined using the Black-Scholes option–pricing model using the following weighted-average assumptions:

Risk-free interest rate	.32%
Dividend yield	-
Volatility	152.5%
Expected life in years	2 years
Exercise price	$0.25

Schedule of Warrant Activity

The following table summarizes the Company’s share warrants outstanding as of June 30, 2015 and December 31, 2014:

	June 30, 2015			December 31, 2014
		Weighted	Weighted		Weighted	Weighted
		average	average		average	average
	Number of	remaining	exercise	Number of	remaining	exercise
	warrants	life (years)	price	warrants	life (years)	price

Warrants outstanding, beginning of year	1,540,625	1.5	$0.66	600,000	2	$0.71
Granted	-	-		940,625	1.6	0.63
Exercised	-	-		-	-
Expired	-	-	-	-	-	-
Warrants outstanding, end of period	1,540,625	1.25	$$0.66	1,540,625	1.5	$0.66

The following table summarizes the Company’s share warrants outstanding as of December 31, 2014 and 2013:

	December 31, 2014			December 31, 2013
		Weighted	Weigthed		Weighted	Weigthed
		average	average		average	average
	Number of	remaining	exercise	Number of	remaining	exercise
	warrants	life (years)	price	warrants	life (years)	price

Warrants outstanding, beginning of year	600,000	2.0	$0.71	-	-	$-
Granted	940,625	1.6	0.63	600,000	2.0	0.71
Exercised	-	-		-	-
Expired	-	-	-	-	-	-

Warrants outstanding, end of year	1,540,625	1.5	$0.66	600,000	2.0	$0.71

Summary of Warrants Outstanding, by Price Range

The following table summarizes the ranges of exercise prices of outstanding warrants as of June 30, 2015

June 30, 2015
Warrants Outstanding
	Weighted average	Weighted average
Number of warrants	remaining life (years)	exercise price

250,000	0.5	$0.30
100,000	1	0.50
1,190,625	1.3	0.75
1,540,625	1.25	$0.66

The following table summarizes the ranges of exercise prices of outstanding warrants as of December 31, 2014

December 31, 2014
Warrants Outstanding
	Weighted	Weigthed
	average	average
Number of	remaining	exercise
options	life (years)	price

250,000	0.7	$0.30
100,000	1.3	0.50
1,190,625	1.6	0.75

1,540,625	1.5	$0.66